UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      West Creek Capital, LLC
           -----------------------------------------------------
Address:   1919 Pennsylvania Avenue, NW
           Suite 725
           Washington, DC 20006
           -----------------------------------------------------

Form 13F File Number: 028-12850
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Manger
        -------------------------
Title:  VP, Chief Operating Officer
        -------------------------
Phone:  (202) 466-5917
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jacqueline Manger                 Washington, DC                  8/12/2008
---------------------                 --------------                  ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           29
                                         -----------
Form 13F Information Table Value Total:      $79,908
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
2020 CHINACAP ACQUIRCO UNIT EX COM              90212G208     1751  223000 SH       SOLE              223000
A H BELO CORP COM CL A         COM              001282102     1237  217060 SH       SOLE              217060
ACETO CORP COM                 COM              004446100     6213  813164 SH       SOLE              813164
ACME COMMUNICATION INC COM     COM              004631107     2274 1647895 SH       SOLE             1647895
ADVANCED TECH ACQU CRP UNIT EX COM              007556202     1388  180000 SH       SOLE              180000
ALTERNATIVE ASSET MGMT COM     COM              02149U101      660   71000 SH       SOLE               71000
ALYST ACQUISTION CORP UNIT EX  COM              02263A204      813  104000 SH       SOLE              104000
APEX BIO ACQ CORP COM          COM              03753Q105     1555  208700 SH       SOLE              208700
BELO CORP COM SER A            COM              080555105     7934 1085300 SH       SOLE             1085300
CAPITAL SR LIVING CORP COM     COM              140475104    12868 1706650 SH       SOLE             1706650
CBS CORP NEW CL B              COM              124857202     4531  232500 SH       SOLE              232500
CHINACAST EDU CORP COM         COM              16946T109     1971  470488 SH       SOLE              470488
CHINACAST EDU CORP WT          COM              16946T117      111  185000 SH       SOLE              185000
CITADEL BROADCASTING COM       COM              17285T106     1143  937192 SH       SOLE              937192
CMS BANCORP INC COM            COM              12600U102     2017  193979 SH       SOLE              193979
GREAT LAKE DREDGE DCK COM      COM              390607109     6265 1025441 SH       SOLE             1025441
HICKS ACQST CO I INC UNIT EX   COM              429086408      108   11000 SH       SOLE               11000
KAPSTONE PAPER & PACK COM      COM              48562P103    17615 2640858 SH       SOLE             2640858
KAPSTONE PAPER & PACK WT EX 08 COM              48562P111     1646  929755 SH       SOLE              929755
KBL HEALTHCARE ACP III UNIT    COM              48241N206      406   53800 SH       SOLE               53800
ONVIA COM INC COM              COM              68338T403     3391  654572 SH       SOLE              654572
OVERTURE ACQST CORP UNIT EX 00 COM              G6830P209      505   52300 SH       SOLE               52300
PROLIANCE INTL INC COM         COM              74340R104      118  124696 SH       SOLE              124696
RENAISSANCE ACQ CORP UNIT      COM              75966C206      299   50000 SH       SOLE               50000
SAPPHIRE INDUSTRL CORP UNIT EX COM              80306T208      530   53000 SH       SOLE               53000
STONELEIGH PARTNERS CP UNIT    COM              861923209      168   21000 SH       SOLE               21000
TFS FINL CORP COM              COM              87240R107      148   12799 SH       SOLE               12799
UNION STREET ACQ CORP UNIT EX  COM              908536204      239   30500 SH       SOLE               30500
UNITED REFNG ENRG CORP UNIT EX COM              911360204     2004  200000 SH       SOLE              200000